Borrowings - Long-Term Debt (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023
Debt Instrument [Line Items]
Discounts and debt issuance costs	$ (75)	$ 0
Total long-term debt	7,676	0
Other
Debt Instrument [Line Items]
Long-term debt	1	0
5.50% Senior Notes due 2025
Debt Instrument [Line Items]
Long-term debt	$ 750	0
Stated interest rate (as a percent)	5.50%
5.35% Senior Notes due 2026
Debt Instrument [Line Items]
Long-term debt	$ 750	0
Stated interest rate (as a percent)	5.35%
5.05% Senior Notes due 2028
Debt Instrument [Line Items]
Long-term debt	$ 1,000	0
Stated interest rate (as a percent)	5.05%
5.00% Senior Notes due 2030
Debt Instrument [Line Items]
Long-term debt	$ 1,000	0
Stated interest rate (as a percent)	5.00%
4.90% Senior Notes due 2033
Debt Instrument [Line Items]
Long-term debt	$ 1,250	0
Stated interest rate (as a percent)	4.90%
5.10% Senior Notes due 2043
Debt Instrument [Line Items]
Long-term debt	$ 750	0
Stated interest rate (as a percent)	5.10%
5.05% Senior Notes due 2053
Debt Instrument [Line Items]
Long-term debt	$ 1,500	0
Stated interest rate (as a percent)	5.05%
5.20% Senior Notes due 2063
Debt Instrument [Line Items]
Long-term debt	$ 750	$ 0
Stated interest rate (as a percent)	5.20%